Net Revenues - Movement in Discounts and Other Reductions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement in Chargebacks
Balance at beginning of year	€ 75,175	€ 105,890	€ 87,249
Current estimate related to sales made in current and prior year	1,119,540	923,023	826,775
(Actual returns or credits in current period related to sales made in current period)	(1,104,493)	(957,695)	(795,449)
(Actual returns or credits in current period related to sales made in prior periods)	275		31
Translation differences	(9)	3,957	(12,716)
Balance at end of year	90,488	75,175	105,890
Movement in Cash discounts
Balance at beginning of year	6,441	5,114	6,632
Current estimate related to sales made in current and prior year	70,340	62,518	57,512
(Actual returns or credits in current period related to sales made in current period)	(64,523)	(56,568)	(52,270)
(Actual returns or credits in current period related to sales made in prior periods)	(6,385)	(4,909)	(6,024)
Translation differences	24	286	(736)
Balance at end of year	5,897	6,441	5,114
Movement in Volume rebates
Balance at beginning of year	24,797	17,991	26,507
Current estimate related to sales made in current and prior year	56,426	46,922	43,274
(Actual returns or credits in current period related to sales made in current period)	(28,014)	(24,648)	(28,976)
(Actual returns or credits in current period related to sales made in prior periods)	(25,050)	(16,384)	(20,210)
Translation differences	546	916	(2,604)
Balance at end of year	28,705	24,797	17,991
Movement in Medicare / Medicaid
Balance at beginning of year	22,941	16,204	21,757
Current estimate related to sales made in current and prior year	50,442	40,343	41,722
(Actual returns or credits in current period related to sales made in current period)	(34,486)	(21,324)	(28,198)
(Actual returns or credits in current period related to sales made in prior periods)	(20,375)	(13,232)	(16,659)
Translation differences	389	950	(2,418)
Balance at end of year	18,911	22,941	16,204
Movement in Other discounts
Balance at beginning of year	8,837	10,143	4,442
Current estimate related to sales made in current and prior year	34,323	28,727	35,262
(Actual returns or credits in current period related to sales made in current period)	(22,490)	(26,493)	(26,072)
(Actual returns or credits in current period related to sales made in prior periods)	(5,652)	(3,781)	(2,864)
Translation differences	52	241	(625)
Balance at end of year	15,070	8,837	10,143
Total movement in discounts and other reductions
Balance at beginning of year	138,191	155,342	146,587
Current estimate related to sales made in current and prior year	1,331,071	1,101,533	1,004,545
(Actual returns or credits in current period related to sales made in current period)	(1,254,006)	(1,086,728)	(930,965)
(Actual returns or credits in current period related to sales made in prior periods)	(57,187)	(38,306)	(45,726)
Translation differences	1,003	6,350	(19,099)
Balance at end of year	€ 159,072	€ 138,191	€ 155,342